Supplemental Guarantor Information (Tables)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Supplemental Guarantor Information
Condensed Consolidating Balance Sheet

	As of June 30, 2011
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$39,680	$539,861	$42,328	$—	$621,869
Marketable securities	—	71,003	—	—	71,003
Accounts receivable, net	—	558,656	63,479	31,921	654,056
Inventories, net	—	289,340	22,571	(8,253)	303,658
Prepaid expenses and other current assets	145	24,237	7,473	2,336	34,191
Income taxes receivable	15,846	8,896	8,841	—	33,583
Deferred income taxes	—	165,441	9,833	—	175,274

Total current assets	55,671	1,657,434	154,525	26,004	1,893,634
INTERCOMPANY RECEIVABLES	708,523	6,914,423	6,005	(7,628,951)	—
MARKETABLE SECURITIES	—	21,205	—	—	21,205
PROPERTY, PLANT AND EQUIPMENT, NET	—	244,268	27,565	—	271,833
GOODWILL	—	2,284,345	214,345	(24,021)	2,474,669
OTHER INTANGIBLES, NET	—	2,739,465	98,463	—	2,837,928
INVESTMENT IN SUBSIDIARIES	5,828,082	117,413	—	(5,945,495)	—
OTHER ASSETS	87,894	51,543	4,116	—	143,553

TOTAL ASSETS	$6,680,170	$14,030,096	$505,019	$(13,572,463)	$7,642,822

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Accounts payable	$—	$267,979	$5,993	$(10)	$273,962
Accrued expenses	9,364	526,653	19,051	1,993	557,061
Current portion of long-term debt	352,106	246,847	2,545	—	601,498
Acquisition-related contingent consideration	—	6,330	413	—	6,743

Total current liabilities	361,470	1,047,809	28,002	1,983	1,439,264
INTERCOMPANY PAYABLES	1,015,702	6,538,682	74,567	(7,628,951)	—
DEFERRED INCOME TAXES	5,171	739,312	3,732	—	748,215
ACQUISITION-RELATED CONTINGENT CONSIDERATION	—	2,490	—	—	2,490
LONG-TERM DEBT, LESS CURRENT PORTION, NET	3,425,671	—	3,004	—	3,428,675
OTHER LIABILITIES	—	80,456	10,688	—	91,144
STOCKHOLDERS' EQUITY:
Preferred Stock	—	—	—	—	—
Common Stock	1,377	—	—	—	1,377
Additional paid-in capital	916,146	4,235,100	331,238	(4,566,338)	916,146
Retained earnings	1,474,667	1,388,790	(7,090)	(1,381,700)	1,474,667
Accumulated other comprehensive loss	(1,543)	(2,543)	—	2,543	(1,543)
Treasury stock	(518,491)	—	—	—	(518,491)

Total Endo Pharmaceuticals Holdings Inc. stockholders' equity	1,872,156	5,621,347	324,148	(5,945,495)	1,872,156
Noncontrolling interests	—	—	60,878	—	60,878

Total stockholders' equity	1,872,156	5,621,347	385,026	(5,945,495)	1,933,034

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$6,680,170	$14,030,096	$505,019	$(13,572,463)	$7,642,822

Condensed Consolidating Statement Of Operations

	For the Six Months Ended June 30, 2011
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
TOTAL REVENUES	$—	$1,103,619	$107,616	$(43,598)	$1,167,637
COSTS AND EXPENSES:
Cost of revenues	—	451,515	60,490	(43,750)	468,255
Selling, general and administrative	34	319,424	18,061	—	337,519
Research and development	—	82,970	—	—	82,970
Acquisition-related items	(7,050)	29,228	1,521	—	23,699

OPERATING INCOME	7,016	220,482	27,544	152	255,194

INTEREST EXPENSE, NET	26,263	18,087	—	—	44,350
LOSS ON EXTINGUISHMENT OF DEBT, NET	8,548	—	—	—	8,548
OTHER EXPENSE (INCOME), NET	—	501	(367)	89	223

(LOSS) INCOME BEFORE INCOME TAX	(27,795)	201,894	27,911	63	202,073

INCOME TAX	(12,288)	77,057	1,394	63	66,226
EQUITY FROM EARNINGS IN SUBSIDIARIES	125,877	1,052	—	(126,929)	—

CONSOLIDATED NET (LOSS) INCOME	110,370	125,889	26,517	(126,929)	135,847

Less: Net income attributable to noncontrolling interests	—	—	25,477	—	25,477

NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$110,370	$125,889	$1,040	$(126,929)	$110,370

	For the Six Months Ended June 30, 2010
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
TOTAL REVENUES	$—	$760,936	$—	$—	$760,936
COSTS AND EXPENSES:
Cost of revenues	—	201,289	—	—	201,289
Selling, general and administrative	16	266,570	—	—	266,586
Research and development	—	73,824	—	—	73,824
Impairment of other intangible assets	—	13,000	—	—	13,000
Acquisition-related items	890	5,435	—	—	6,325

OPERATING INCOME	(906)	200,818	—	—	199,912

INTEREST EXPENSE, NET	12,445	7,343	—	—	19,788
OTHER INCOME, NET	—	(420)	—	—	(420)

(LOSS) INCOME BEFORE INCOME TAX	(13,351)	193,895	—	—	180,544

INCOME TAX	(4,376)	73,105	—	—	68,729
EQUITY FROM EARNINGS IN SUBSIDIARIES	120,790	—	—	(120,790)	—

CONSOLIDATED NET (LOSS) INCOME	111,815	120,790	—	(120,790)	111,815

Less: Net income attributable to noncontrolling interests	—	—	—	—	—

NET (LOSS) INCOME ATTRIBUTABLE TO ENDO PHARMACEUTICALS HOLDINGS INC.	$111,815	$120,790	$—	$(120,790)	$111,815

Condensed Consolidating Statement Of Cash Flows

	Six Months Ended June 30, 2011
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	(50,838)	111,908	153,243	—	214,313

INVESTING ACTIVITIES:
Purchases of property, plant and equipment, net	—	(20,879)	(3,026)	—	(23,905)
Proceeds from sale of property, plant and equipment, net	—	120	461	—	581
Proceeds from sales of available-for-sale securities	—	—	—	—	—
Acquisitions, net of cash acquired	—	(2,243,401)	(99,155)	—	(2,342,556)
Other investments	—	—	—	—	—
Payment on contingent consideration	—	(414)	—	—	(414)
License fees	—	(2,300)	—	—	(2,300)

Net cash (used in) provided by investing activities	—	(2,266,874)	(101,720)	—	(2,368,594)

FINANCING ACTIVITIES:
Capital lease obligations repayments	—	—	—	—	—
Tax benefits of stock awards	—	5,067	—	—	5,067
Exercise of Endo Pharmaceuticals Holdings Inc. stock options	20,328	—	—	—	20,328
Proceeds from issuance of 2019 and 2022 Notes	900,000	—	—	—	900,000
Purchase of common stock	(34,701)	—	—	—	(34,701)
Proceeds from issuance of Term Loans	2,200,000	—	—	—	2,200,000
Principal payments on Term Loan	(400,000)	—	—	—	(400,000)
Payment on AMS Convertible Notes	—	(273,165)	—	—	(273,165)
Deferred financing fees	(81,753)		—	—	(81,753)
Distributions to noncontrolling interests	—	—	(25,813)	—	(25,813)
Buy-out of noncontrolling interests, net of contributions	—	—	(524)	—	(524)
Proceeds from other debt, net	—	—	393	—	393
Intercompany	(2,558,756)	2,558,756	—	—	—

Net cash provided by (used in) financing activities	45,118	2,290,658	(25,944)	—	2,309,832

Effect of foreign exchange rate	—	—	104	—	104
NET INCREASE IN CASH AND CASH EQUIVALENTS	(5,720)	135,692	25,683	—	155,655
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	45,400	404,169	16,645	—	466,214

CASH AND CASH EQUIVALENTS, END OF PERIOD	$39,680	$539,861	$42,328	$—	$621,869

	Six Months Ended June 30, 2010
	Endo Pharmaceuticals Holdings Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated Total
OPERATING ACTIVITIES:
Net cash provided by operating activities	50,172	126,184	—	—	176,356

INVESTING ACTIVITIES:
Purchases of property, plant and equipment, net	—	(6,166)	—	—	(6,166)
Proceeds from sales of available-for-sale securities	—	161,775	—	—	161,775
Other investments	—	(824)	—	—	(824)
License fees	—	—	—	—	—

Net cash provided by investing activities	—	154,785	—	—	154,785

FINANCING ACTIVITIES:
Capital lease obligations repayments	—	(172)	—	—	(172)
Tax benefits of stock awards	—	452	—	—	452
Exercise of Endo Pharmaceuticals Holdings Inc. stock options	2,452	—	—	—	2,452
Purchase of common stock	(50,064)	—	—	—	(50,064)
Proceeds from other debt, net	—	—	—	—	—

Net cash (used in) provided by financing activities	(47,612)	280	—	—	(47,332)

NET INCREASE IN CASH AND CASH EQUIVALENTS	2,560	281,249	—	—	283,809
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	42,586	665,720	156	—	708,462

CASH AND CASH EQUIVALENTS, END OF PERIOD	$45,146	$946,969	$156	$—	$992,271